Earnings per share	12 Months Ended
Mar. 31, 2025
Basic and Diluted Earnings Per Shares [Abstract]
Earnings per share
21.
Earnings per share

The calculation of basic and diluted earnings per share for the years ended March 31, 2025, 2024 and 2023 was based on the profit attributable to equity shareholders of the Company, being Rs.56,544, Rs.55,684 and Rs.45,067, respectively.

The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2025	2024 *	2023 *
Number of equity shares at the beginning of the year (excluding treasury shares)	832,642,375	830,783,660	829,786,890
Effect of treasury shares sold during the year	-	-	10,690
Effect of equity shares issued on exercise of stock options	308,031	1,184,855	376,870
Weighted average number of equity shares – Basic	832,950,406	831,968,515	830,174,450
Earnings per share of par value Rs.1 – Basic	67.88	66.93	54.28

*

Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 20 of these consolidated financial statements for further details regarding such stock split.

The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2025	2024	2023
Weighted average number of equity shares – Basic	832,950,406	831,968,515	830,174,450
Dilutive effect of stock options outstanding (1)	1,228,728	1,569,165	1,766,400
Weighted average number of equity shares – Diluted	834,179,134	833,537,680	831,940,850
Earnings per share of par value Rs.1 – Diluted	67.78	66.80	54.17

(1)
As of March 31, 2025, 2024 and 2023, 941,080, 1,227,725 and 1,432,665 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.